CRYPTO ASSETS (Details 1) - Open World Ltd. [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Beginning balance, January 1	$ 922,987	$ 8,007,056	$ 524,409
Additions (purchases/receipts)	3,956,915	25,198,384	25,146,088
Disposals (sales/payments)	(4,013,116)	(27,253,393)	(14,358,231)
Net change in gains	216,463	4,888,166
Net change in losses	(451)	(9,917,226)
Ending balance, December 31	1,082,798	922,987	8,007,056
Realized Gains	88,089	1,619,914
Realized losses		(1,740,338)
Net change in fair value		(5,029,060)	(3,305,210)
Realized Gains and Losses		$ (4,374,903)	$ 122,250